Share-Based Compensation - Schedule of RSUs Activity (Details) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Unvested at beginning of year	2,967	19,703	16,628
Number of RSUs, Granted			10,050
Number of RSUs, Vested	(351)	(6,092)	(4,374)
Number of RSUs, Forfeited		(10,644)	(2,601)
Number of RSUs, Unvested at end of year	2,616	2,967	19,703